Reverse Merger	9 Months Ended
Sep. 30, 2025
Reverse Merger [Abstract]
Reverse Merger

Note 3. Reverse Merger

Pursuant to the Company’s amended and restated certificate of incorporation, the Company is authorized to issue 300,000,000 shares of common stock, par value of $0.0001 per share, and 10,000,000 shares of preferred stock, par value $0.0001. As discussed in Note 1, the Merger was completed on the Closing Date.

Immediately prior to the time the certificate of merger effectuating the Merger was filed with the Secretary of State of the State of Delaware (the “Effective Time”), an aggregate of 2,833,333 shares of Company common stock (out of the 5,000,000 shares then issued and outstanding) owned by stockholders of our predecessor, Aspen, prior to the Merger were forfeited and cancelled, resulting in 2,166,667 shares of Company common stock held by such stockholders immediately after the Merger.

In connection with the consummation of the Merger Transaction, the Deep Isolation board of directors approved the accelerated vesting of all options to purchase Deep Isolation common stock that were issued under Deep Isolation’s 2018 Equity Incentive Plan and remained outstanding as of immediately prior to the Effective Time. Compensation expense recognized for the accelerated vesting was $185 thousand.

Pursuant to the Merger, among other things, the following transactions occurred on the Acquisition Date:

(1)	All issued and outstanding shares of Deep Isolation common stock and Deep Isolation Preferred Stock (defined below) as of immediately prior to the Effective Time, were converted at a conversion ratio of 25.837283 (the “Conversion Ratio”) for an aggregate of 44,247,429 shares of the Company’s common stock;

(2)	Each issued and outstanding stock option to purchase Deep Isolation common stock converted into a stock option to purchase shares of the Company’s common stock, with an exercise price and number of shares of the Company’s common stock purchasable based on the Conversion Ratio and other terms contained in the Merger Agreement (the “Assumed Options”). On an as-converted basis, the Assumed Options constitute options to purchase an aggregate of 5,752,566 shares of the Company’s common stock;

(3)	The Company approved and adopted the 2025 Equity Incentive Plan (the “2025 Plan”) and reserved 10,752,566 shares of the Company’s common stock for future issuance in connection therewith, comprised of (i) 5,752,566 shares of the Company’s common stock issuable upon the exercise of the Assumed Options and (ii) the remainder reserved for future issuances of incentive awards under the 2025 Plan; and

(4)	The Company issued 83,333 shares of the Company’s common stock to an advisor in consideration for services rendered in connection with the Merger (the “Advisor Shares”).

As discussed in Note 1, the Merger was accounted for as a reverse acquisition accompanied by a recapitalization in accordance with U.S. GAAP. Deep Isolation was determined to be the accounting acquirer in the Merger primarily based on the following: (i) Deep Isolation stockholders have a controlling voting interest in the combined company, (ii) Deep Isolation designated the entire governing body of the combined company, (iii) the executive officers of the combined company immediately after the Acquisition Date are the same individuals as those of Deep Isolation immediately prior to the Effective Time, (iv) the relative size of Deep Isolation and Aspen and (v) Deep Isolation’s operations comprise the ongoing operations of the combined company.

Accordingly, all historical financial information presented in the condensed consolidated financial statements represents the accounts of Deep Isolation and its wholly owned subsidiaries. Net assets were stated at historical cost, and no goodwill or other intangible assets were recorded as a result of the Merger, consistent with the treatment of the Merger as a reverse acquisition.

Concurrently with the consummation of the Merger, the Company also issued and sold 11,012,387 shares of common stock pursuant to a private placement offering at a purchase price of $3.00 per share (the “Offering”) for gross proceeds of $33.0 million and total offering costs of $4.2 million. In connection with the Offering, the Company also issued to (i) each of the placement agents, A Warrants to purchase an aggregate of 829,730 shares of Company common stock at an exercise price of $3.00 per share and (ii) certain of the placement agents, B Warrants to purchase an aggregate of 166,667 shares of Company common stock at an exercise price of $0.0001 per share. Refer to Note 7 for further details.

Transaction costs consist of direct legal, accounting and other fees relating to the consummation of the Merger and are included in the offering costs of $4.2 million. Transaction costs related to the issuance of shares were recorded as a reduction to additional paid-in capital.

The number of shares of common stock issued and outstanding immediately following the consummation of the Merger and Offering was as follows:

Shares
Common stock – Deep Isolation, converted to Deep Isolation Nuclear stock	44,247,429
Common stock – Issued in Offering	11,012,387
Common stock – Aspen, outstanding prior to Merger	2,166,667
Common stock – Advisor Shares	83,333

Total shares outstanding immediately after the Merger and Offering	57,509,816

Because Aspen was a non-operating public shell with nominal activity and neither conducted substantive operations nor generated significant revenues or expenses prior to the Merger, management determined that providing supplemental pro forma information as if the Merger had occurred on January 1, 2024 would be impracticable and immaterial to these condensed consolidated financial statements.